Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 12, 2026	May 31, 2026	May 31, 2025	May 31, 2024	Oct. 27, 2025	Aug. 06, 2024
Class of Stock [Line Items]
Stock repurchase program, authorized amount					$ 300,000	$ 700,000
Value of stock that has been repurchased during the period		$ 230,890	$ 445,495	$ 62,943
ADR [Member]
Class of Stock [Line Items]
Stock repurchase program, authorized amount			$ 700,000
Number of shares that have been repurchased during the period			7,811,753
Value of stock that has been repurchased during the period			$ 445,495
Share repurchase program, Authorized, Number of shares			14,542,010
Stock repurchased during period, shares			3,719,979
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares			5,188,900
Cancellation	2,158,000